Mining Interests - Owned By Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Mining Assets and Property, Plant and Equipment Owned by Subsidiaries and Joint Operation

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2017	$12,668	$4,670	$7,225	$6,757	$31,320
Acquisition of mining interest (note 7(a))	—	529	—	2	531
Expenditures on mining interests (a)(b)(c)	427	170	—	500	1,097
Removal of fully depreciated/depleted assets and disposals (e)	(1,469)	(1)	(2)	(295)	(1,767)
Transfers and other movements (f)	1,432	464	(1,965)	12	(57)

At December 31, 2017	13,058	5,832	5,258	6,976	31,124

Accumulated depreciation and depletion and impairment
At January 1, 2017	(5,780)	(2,510)	(2,263)	(3,202)	(13,755)
Depreciation and depletion (d)	(615)	—	—	(393)	(1,008)
Impairment expense, net (note 8(b), 21)	(294)	(259)	(80)	(136)	(769)
Removal of fully depreciated/depleted assets and disposals	1,463	—	—	275	1,738
Transfers and other movements (f)	(17)	—	—	(2)	(19)

At December 31, 2017	(5,243)	(2,769)	(2,343)	(3,458)	(13,813)

Carrying amount – At December 31, 2017	$7,815	$3,063	$2,915	$3,518	$17,311

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2016	$11,964	$4,346	$7,991	$6,733	$31,034
Acquisition of mining interest (note 7(b))	—	386	—	—	386
Expenditures on mining interests (a)(b)(c)	335	96	—	243	674
Reclassifications to asset held for sale (note 8(a))	(509)	—	(13)	(191)	(713)
Transfers and other movements (f)	878	(158)	(753)	(28)	(61)

At December 31, 2016	12,668	4,670	7,225	6,757	31,320

Accumulated depreciation and depletion and impairment
At January 1, 2016	(5,608)	(2,510)	(2,263)	(3,023)	(13,404)
Depreciation and depletion (d)	(599)	—	—	(397)	(996)
Reclassifications to asset held for sale (note 8(a))	368	—	—	178	546
Impairment reversal, net (notes 8(a), 21)	58	—	—	(6)	52
Transfers and other movements (f)	1	—	—	46	47

At December 31, 2016	(5,780)	(2,510)	(2,263)	(3,202)	(13,755)

Carrying amount – At December 31, 2016	$6,888	$2,160	$4,962	$3,555	$17,565

Summary of Carrying Amount of Mining Interests by Property Owned by Subsidiaries

A summary by property of the carrying amount of mining interests owned by subsidiaries and joint operation is as follows:

	Mining properties (i)
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	At December 31 2017	At December 31 2016
Éléonore	$1,590	$85	$—	$921	$2,596	$2,643
Musselwhite	292	16	28	171	507	477
Porcupine	398	440	—	139	977	872
Red Lake	520	457	198	221	1,396	2,260
Coffee	—	432	—	2	434	399
Peñasquito	3,760	1,031	1,859	1,202	7,852	7,603
Cerro Negro	1,255	56	830	770	2,911	3,166
Norte Abierto	—	546	—	2	548	—
Corporate and other	—	—	—	90	90	145

	$7,815	$3,063	$2,915	$3,518	$17,311	$17,565

Summary of Exploration Evaluation and Project Cost Incurred
(a)	Exploration, evaluation and project costs incurred by the Company during the years ended December 31 were as follows:

	2017	2016
Total exploration, evaluation and project expenditures	$114	$102
Less: amounts capitalized to mining interests	(52)	(68)

Total exploration, evaluation and project costs recognized in the Consolidated Statements of Earnings	$62	$34

Summary of Capitalized Expenditures on Mining Interests to Expenditures on Mining Interests
(b)	Expenditures on mining interests include finance lease additions, capitalized borrowing costs and deposits on mining interests, and are net of investment tax credits and exclude capitalized reclamation and closure costs. The following is a reconciliation of capitalized expenditures on mining interests to expenditures on mining interests in the Consolidated Statements of Cash Flows:

	2017	2016
Capitalized expenditures on mining interests including associates and joint venture	$1,130	$684
Interest paid	(35)	(25)
(Increase) decrease in accrued expenditures	(20)	37

Expenditures on mining interests per Consolidated Statements of Cash Flows	$1,075	$696

Summary of Capitalized Borrowing Costs
(c)	Includes capitalized borrowing costs incurred during the years ended December 31 as follows:

	2017	2016
Red Lake - Cochenour	$23	$22
Norte Abierto Project	11	—
Porcupine - Borden Project	4	—
Peñasquito - Pyrite Leach Project	6	—
Other	2	1

	$46	$23

Summary of Reconciliation of Total Eligible Borrowing Costs Incurred to Total Borrowing Costs Included in Finance Costs

A reconciliation of total eligible borrowing costs incurred to total borrowing costs included in finance costs in the Consolidated Statements of Earnings is as follows:

	2017	2016
Total borrowing costs incurred	$111	$99
Less: amounts capitalized to mining interests	(46)	(23)

Total borrowing costs included in finance costs in the Consolidated Statements of Earnings	$65	$76

Weighted average rate used in capitalization of borrowing costs during year	3.84%	3.67%

Summary of Depreciation and Depletion Recognized
(d)	A reconciliation of depreciation and depletion during the years ended December 31 to depreciation and depletion recognized in the Consolidated Statements of Earnings is as follows:

	2017	2016
Total depreciation and depletion	$1,008	$996
Less: amounts capitalized to mining interests	(5)	(11)
Changes in amounts allocated to ending inventories	(13)	39

Total depreciation and depletion recognized in the Consolidated Statements of Earnings	$990	$1,024

Summary of Royalty Arrangements

Mining properties:	Royalty arrangements

Musselwhite	1.25 – 5% NPI

Éléonore	2.2 – 3.5% of NSR

Peñasquito	2% of NSR and 0.5% of gross income on sale of gold and silver

Cerro Negro	3% of modified NSR and 1% of net earnings

Alumbrera	3% of modified NSR plus 20 – 30% of net proceeds after capital recovery and changes in working capital

Pueblo Viejo	3.2% of NSR

NuevaUnión	1.5% – 2% modified NSR on portions of the property and 2% NPI

Coffee	2% of NSR

Norte Abierto	3.08% NSR on the Caspiche property; Goldcorp to pay 1.25% gross royalty on Cerro Casale and Quebrada Seca (note 7(a))